Share-based payments - Share-based Compensation Cost Recognized in Net Income (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EDIP and ELTIP
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost recognized in net income	$ 17,459	$ 11,664	$ 8,110